Lease (Details) - Schedule of Operating Lease Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Costs [Abstract]
Operating lease cost	$ 995	$ 775
Variable lease cost	50	18
Total net lease costs	$ 1,045	$ 793